Supplemental Schedules - Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 220,391	$ 195,769	$ 151,921
Adjustments to reconcile net income to cash provided by operating activities	211,562	202,506	143,357
Changes in assets and liabilities	23,272	55,853	14,084
Net cash provided by operating activities	455,225	454,128	309,362
Investing activities
Additions to theatre properties and equipment and other	(331,726)	(244,705)	(259,670)
Acquisition of theatre in Brazil	(2,651)	(7,951)	(259,247)
Proceeds from sale of theatre properties and equipment and other	9,966	2,545	34,271
Investment in joint ventures and other	(3,711)	(3,228)	(6,222)
Net cash provided by (used for) investing activities	(328,122)	(253,339)	(364,701)
Financing activities
Dividends paid to parent	(115,225)	(115,000)	(105,150)
Repayments of long-term debt	(8,420)		(7,866)
Payment of debt issue costs	(6,957)		(9,328)
Payments on capital leases	(16,513)	(14,035)	(12,015)
Other	(3,394)	(7,439)	44
Net cash provided by (used for) financing activities	(150,509)	(146,320)	(75,346)
Effect of exchange rate changes on cash and cash equivalents	(26,932)	(15,522)	(11,516)
Increase (decrease) in cash and cash equivalents	(50,338)	38,947	(142,201)
Cash and cash equivalents:
Beginning of year	638,841	599,894	742,095
End of year	588,503	638,841	$ 599,894
Restricted Subsidiaries
Operating activities
Net income	193,941
Adjustments to reconcile net income to cash provided by operating activities	220,661
Changes in assets and liabilities	15,124
Net cash provided by operating activities	429,726
Investing activities
Additions to theatre properties and equipment and other	(331,726)
Acquisition of theatre in Brazil	(2,651)
Proceeds from sale of theatre properties and equipment and other	9,966
Investment in joint ventures and other	(500)
Net cash provided by (used for) investing activities	(324,911)
Financing activities
Dividends paid to parent	(115,225)
Repayments of long-term debt	(8,420)
Payment of debt issue costs	(6,957)
Payments on capital leases	(16,513)
Other	(3,394)
Net cash provided by (used for) financing activities	(150,509)
Effect of exchange rate changes on cash and cash equivalents	(26,932)
Increase (decrease) in cash and cash equivalents	(72,626)
Cash and cash equivalents:
Beginning of year	467,478
End of year	394,852	467,478
Unrestricted Subsidiaries
Operating activities
Net income	26,450
Adjustments to reconcile net income to cash provided by operating activities	(9,099)
Changes in assets and liabilities	8,148
Net cash provided by operating activities	25,499
Investing activities
Investment in joint ventures and other	(3,211)
Net cash provided by (used for) investing activities	(3,211)
Financing activities
Increase (decrease) in cash and cash equivalents	22,288
Cash and cash equivalents:
Beginning of year	171,363
End of year	$ 193,651	$ 171,363